(Columbia Acorn European Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix S to the Statement of Additional Information under Sales Charge Waivers beginning on page S-1. Class I shares are generally available only to other Columbia Funds.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn European Fund)	Class A Shares		Class C Shares		Class I Shares	Class R5 Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		none		none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	1.00%	[2]	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn European Fund)		Class A Shares	Class C Shares	Class I Shares	Class R5 Shares	Class Z Shares
Management fees		1.19%	1.19%	1.19%	1.19%	1.19%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	none	none
Other expenses	[1]	8.60%	8.78%	8.46%	8.51%	8.50%
Total annual Fund operating expenses		10.04%	10.97%	9.65%	9.70%	9.69%
Fee waivers and/or reimbursements	[2]	(8.29%)	(8.47%)	(8.19%)	(8.19%)	(8.19%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.75%	2.50%	1.46%	1.51%	1.50%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.75% for Class A shares, 2.50% for Class C shares, 1.46% for Class I shares, 1.51% for Class R5 shares and 1.50% for Class Z shares, through April 30, 2014. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R5 or Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Acorn European Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	743	2,599	4,274	7,775
Class C Shares	353	2,370	4,241	8,025
Class I Shares	149	2,055	3,788	7,464
Class R5 Shares	154	2,068	3,807	7,487
Class Z Shares	153	2,065	3,803	7,482

Expense Example, No Redemption (Columbia Acorn European Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares	253	2,370	4,241	8,025

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in European companies. Under normal circumstances, the Fund invests at least 70% of its total assets in companies in Western European countries (for example, the United Kingdom, Germany, France and Italy), but also may invest up to 30% of its total assets in companies in emerging Central and Eastern European countries (for example, Poland, the Czech Republic, Turkey and Cyprus), including up to 10% of its total assets in companies in Russia and the Ukraine. For purposes of the Fund's policies, the Fund may invest in a company if (i) it is domiciled in, or the principal trading market for its securities is in, a European country, (ii) it derives 50% or more of its economic value from goods produced, sales made or services performed or has at least 50% of its assets in a European country or (iii) it is a holding company that predominantly holds shares in such companies. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to initially invest in a limited number of companies (generally under 100), offering the potential to provide above-average growth over time.

The Investment Manager typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.

The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. Foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. There is generally less publicly available information about foreign companies. Investments in foreign companies may be adversely affected by the impact of political, social or diplomatic events, possible imposition of currency exchange controls or possible seizure, expropriation or nationalization of a company or its assets resulting in a partial or total loss of an investment in such foreign companies. Accounting, auditing and financial reporting standards may also be less comprehensive and stringent than those applicable to domestic companies.

  Operational and Settlement Risks of Foreign Securities. The Fund's foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies ("foreign sub-custodians"), as permitted under the Investment Company Act of 1940 (the 1940 Act). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

  Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer's securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries.

  Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades. Ownership of Russian securities poses particular risks because ownership records are typically maintained in a decentralized fashion by registrars who may not be subject to effective governmental supervision leading to the possibility that the Fund may lose its ownership rights. In such a case, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities.

  Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country's economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

  Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in Russia.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Performance Information

The bar chart below and table on the following page show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class R5 shares is November 8, 2012. The returns shown for this share class includes the returns of the Fund's Class Z shares for periods prior to its inception date. Except for differences in expenses, this class of shares has annual returns substantially similar to those of Class Z shares, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:     1st quarter 2012:     17.69%

Worst:    2nd quarter 2012:    -5.16%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns, for each period, with those of the Standard & Poor's (S&P) Europe Between $500 Million and $5 Billion® Index, the Fund's primary benchmark, and the HSBC Smaller European Companies (inc UK) Index. The S&P Europe Between $500 Million and $5 Billion® Index is representative of the institutionally investable capital of 17 European countries (as of December 31, 2012), as determined by S&P, with market caps ranging between $500 million to $5 billion. The HSBC Smaller European Companies (inc UK) Index is a quarterly rebalanced, weighted combination of two indexes: the HSBC Smaller Europe (ex UK) Index and the HSBC Smaller UK Index. The performance of the HSBC Smaller European Companies (inc UK) Index is provided to show how the Fund's performance compares to a widely recognized index of small-capitalization equity performance in European markets.

Average Annual Total Returns (Columbia Acorn European Fund)	Inception Date	1 Year	Life of Fund
Class Z Shares	Aug. 19, 2011	25.66%	14.00%
Class Z Shares returns after taxes on distributions	Aug. 19, 2011	25.66%	13.81%
Class Z Shares returns after taxes on distributions and sale of Fund shares	Aug. 19, 2011	17.04%	11.94%
Class A Shares	Aug. 19, 2011	18.19%	8.89%
Class C Shares	Aug. 19, 2011	23.46%	12.89%
Class I Shares	Aug. 19, 2011	25.71%	14.00%
Class R5 Shares	Aug. 19, 2011	25.46%	13.70%
S&P Europe Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	Aug. 19, 2011	28.24%	13.57%
HSBC Smaller European Companies Index (reflects no deductions for fees, expenses or taxes)	Aug. 19, 2011	25.89%	9.96%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2013: 4.25%